Leases (Details) - Schedule of other information related to operating leases - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Information Related to Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 7,936,000	$ 7,272,000	$ 8,885,000
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,936,000	$ 20,808,000	$ 7,142,000